Commitments and Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($)	Jul. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Construction cost			$ 32,900,000
Company paid			57,100,000
Facilities Agreement			59,800,000
Reinforcement security			$ 59,800,000
Project power consumption			8 years
Design and construction amount			$ 92,700,000
Accrued amount			$ 10,600,000
Interest			50.00%	50.00%	1.00%
Annual payment (in Dollars)			$ 3,300,000	$ 21.5
2022 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest			6.50%	6.50%
Annual payment (in Dollars)				$ 14.6
2023 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest			6.50%	6.50%
Annual payment (in Dollars)				$ 9.8
Minimum [Member]
Commitments and Contingencies [Line Items]
Interest			1.00%	1.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Interest			1.20%	1.20%
BC Hydro [Member]
Commitments and Contingencies [Line Items]
Company paid			$ 24,900,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Additional expenditure	$ 40	$ 14,000,000